Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.550% Notes due 2034
Amount Registered | shares	696,420,000
Proposed Maximum Offering Price per Unit | shares	0.99849
Maximum Aggregate Offering Price	$ 695,368,405.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,030.38
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Controls (Luxembourg) S.à r.l., Eaton Corporation, Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.550% Notes due 2034 and the 4.000% Notes due 2038 issued by Eaton Capital Unlimited Company. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1607 / €1.00 on March 5, 2026, as published by Bloomberg L.P.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2038
Amount Registered | shares	696,420,000
Proposed Maximum Offering Price per Unit | shares	0.99925
Maximum Aggregate Offering Price	$ 695,897,685
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,103.47
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Controls (Luxembourg) S.à r.l., Eaton Corporation, Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.550% Notes due 2034 and the 4.000% Notes due 2038 issued by Eaton Capital Unlimited Company. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1607 / €1.00 on March 5, 2026, as published by Bloomberg L.P.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 3.550% Notes due 2034
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Controls (Luxembourg) S.à r.l., Eaton Corporation, Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.550% Notes due 2034 and the 4.000% Notes due 2038 issued by Eaton Capital Unlimited Company. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 4.000% Notes due 2034
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Controls (Luxembourg) S.à r.l., Eaton Corporation, Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.550% Notes due 2034 and the 4.000% Notes due 2038 issued by Eaton Capital Unlimited Company. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.